Condensed financial information of the parent company (Details)		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)
CURRENT ASSETS
Total current assets		$ 57,645,685	¥ 408,287,084		¥ 384,520,102
NON-CURRENT ASSETS
Cost method investment		13,704	97,062		1,200,000
Total assets		57,960,984	410,520,259		502,055,247
LIABILITIES AND SHAREHOLDERS’ EQUITY
Other payables - related party		2,607,060	18,465,025		1,067,903
Total current liabilities		12,045,655	85,315,757		33,453,984
Total liabilities		12,045,655	85,315,757		35,347,235
SHAREHOLDERS’ EQUITY
Ordinary shares, USD0.01 par value, 200,000,000 shares authorized, 4,385,671 and 5,160,671 issued and outstanding as of December 31, 2022 and 2023		51,607	365,515	[1]	312,543	[1]
Additional paid-in capital		62,091,589	439,776,100		320,210,652
Retained earnings		(10,893,664)	(77,156,553)		129,602,088
Statutory reserves		1,854,391	13,134,098		11,964,279
Accumulated other comprehensive loss		(7,724,811)	(54,712,520)		2,834,688
Total shareholders’ equity		45,379,112	321,406,640		464,924,250
Total liabilities and shareholders’ equity		57,960,984	410,520,259		502,055,247
Parent Company [Member]
CURRENT ASSETS
Cash in bank					1,894
Other receivables – intercompany		20,460,236	144,913,713		143,883,927
Total current assets		20,460,236	144,913,713		143,885,821
NON-CURRENT ASSETS
Cost method investment					322,109,560
Total other assets		25,072,209	177,578,938		322,109,560
Total assets		45,532,445	322,492,651		465,995,381
LIABILITIES AND SHAREHOLDERS’ EQUITY
Other payables - related party		153,333	1,086,011		1,067,903
Total current liabilities		153,333	1,086,011		1,067,903
Total liabilities		153,333	1,086,011		1,067,903
SHAREHOLDERS’ EQUITY
Ordinary shares, USD0.01 par value, 200,000,000 shares authorized, 4,385,671 and 5,160,671 issued and outstanding as of December 31, 2022 and 2023	[2]	51,607	365,515		312,543
Additional paid-in capital		62,091,589	439,776,100		330,083,330.00
Retained earnings		(10,893,664)	(77,156,553)		133,314,276.00
Statutory reserves		1,854,391	13,134,098		12,524,509.00
Accumulated other comprehensive loss		(7,724,811)	(54,712,520)		(11,300,083.00)
Total shareholders’ equity		45,379,112	321,406,640		464,927,478
Total liabilities and shareholders’ equity		$ 45,532,445	¥ 322,492,651		¥ 465,995,381

[1]	All period results have been adjusted for the share consolidation effective March 22, 2024.
[2]	All period results have been adjusted for the share consolidation effective March 22, 2024.